STOCK-BASED COMPENSATION - Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 534	$ 544	$ 468
Income tax benefits	(131)	(179)	(156)
Net stock-based compensation cost	403	364	312
Stock-based compensation cost, unrecognized, related to non-vested awards	$ 851	934
Stock-based compensation cost, unrecognized, related to non-vested awards, weighted average period of recognition	2 years 7 months 6 days
Accounting Standards Update 2016-09, Stock Compensation
Stock-based compensation cost, allocation of recognized costs
Income tax benefits
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	91	88	100
SG&A expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	384	401	322
Research, development and engineering
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 59	$ 55	51
Other (income) and expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost			$ (6)